Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	Kornit Digital Ltd.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001625791
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Entity Address, Address Line One	12 Ha’Amal Street
Entity Address, Address Line Two	Park Afek
Entity Address, City or Town	Rosh Ha’Ayin
Entity Address, Country	IL
Entity Address, Postal Zip Code	4824096
Entity File Number	001-36903